Share Capital (Details) - Schedule of Fair Value of Options Granted to Employees on the Date of Grant Was Computed Using athe Black-Scholes Model - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share Capital (Details) - Schedule of Fair Value of Options Granted to Employees on the Date of Grant Was Computed Using athe Black-Scholes Model [Line Items]
Value of ordinary share (in Dollars per share)	$ 7.5
Dividend yield	0.00%	0.00%
Expected volatility	74.10%
Risk-free interest rate	0.36%
Expected term	6 years 1 month 9 days	6 years 1 month 9 days
Minimum [Member]
Share Capital (Details) - Schedule of Fair Value of Options Granted to Employees on the Date of Grant Was Computed Using athe Black-Scholes Model [Line Items]
Value of ordinary share (in Dollars per share)		$ 9.07
Expected volatility		67.28%
Risk-free interest rate		1.72%
Maximum [Member]
Share Capital (Details) - Schedule of Fair Value of Options Granted to Employees on the Date of Grant Was Computed Using athe Black-Scholes Model [Line Items]
Value of ordinary share (in Dollars per share)		$ 9.22
Expected volatility		67.95%
Risk-free interest rate		3.03%